Finance income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Financial assets measured at amortised cost	£ 56	£ 60	£ 48
Financial assets mandatorily measured at fair value through profit or loss	91	72	60
Net gains/(losses) arising from net investment hedge relationships	15	(16)	0
Other finance income	7	6	7
Finance income	169	122	115
Gain (loss) on hedge ineffectiveness recognised in profit or loss, forward elements		1	0
Amount of hedge ineffectiveness recognised in profit or loss	£ 0	£ (15)	£ 0